SHARE-BASED COMPENSATION - Schedule of Stock-Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Share-based Payment arrangement, expense	¥ 692,204	¥ 1,923,646	¥ 657,236
Cost of revenues
SHARE-BASED COMPENSATION
Share-based Payment arrangement, expense	39,587	31,467	1,920
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based Payment arrangement, expense	170,366	73,733	21,473
Research and development expenses
SHARE-BASED COMPENSATION
Share-based Payment arrangement, expense	284,323	137,820	30,883
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based Payment arrangement, expense	¥ 197,928	¥ 1,680,626	¥ 602,960